The following table reflects the continuity of warrants as at December 31, 2021 and December 31, 202 (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
Warrants
Warrants, Beginning balance | shares	7,444,961	7,444,961
ExercisePrice, Beginning balance | $ / shares	$ 2.03
Granted | shares
Granted | $ / shares		$ (0)
Exercised | shares	(3,109,589)	(3,109,589)
Exercised | $ / shares		$ (0.88)
Expired | shares	(4,335,372)	(4,335,372)
Expired | $ / shares		$ (2.86)
Warrants, Ending balance | shares	(0)	(0)
Exercise Price, Ending balance | $ / shares	$ (0)